CONCENTRATION (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021	Mar. 31, 2024 CNY (¥)
Concentration Risk [Line Items]
Cash deposit at financial instutions | $	$ 713,155		$ 106,719	$ 835,462
Cash FDIC insured amount | ¥						¥ 500,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	58.20%	43.30%	41.80%	35.50%	35.50%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	32.90%	29.50%	23.90%	26.10%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.20%	11.10%	15.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	73.50%		42.70%	38.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%		24.70%	33.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.20%	17.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	58.00%	28.20%	41.80%	24.60%	30.10%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.50%	29.50%	15.00%	13.40%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.50%	11.10%	11.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage				10.70%